Geographic Information And Selected Statements Of Income Data (Summary Of Long-Lived Assets By Geographic Area) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Geographical Information [Line Items]
Long-lived assets	$ 790,753	$ 820,882
U.S. [Member]
Schedule Of Geographical Information [Line Items]
Long-lived assets	202,461	205,422
Israel [Member]
Schedule Of Geographical Information [Line Items]
Long-lived assets	92,610	86,577
Sweden [Member]
Schedule Of Geographical Information [Line Items]
Long-lived assets	494,895	528,002
Rest Of The World [Member]
Schedule Of Geographical Information [Line Items]
Long-lived assets	$ 787	$ 881